Related Party Disclosures - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Security deposit	₨ 411		₨ 402		$ 5.5
Relatives of Management [Member]
Related Party Transaction [Line Items]
Rent expense			3	₨ 15
Security deposit	0		0
Loan facilities drawn, net of repayments	262	$ 3.5	504
Outstanding loan	766				10.2
Current portion of loan	9				0.1
Interest expense, related party	54	$ 0.7	21	₨ 14
Outstanding interest accrued against facilities	₨ 24		₨ 11		0.3
Outstanding notional amount | $					$ 13.4